Average Annual Total Returns{- Fidelity® MSCI Health Care Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-08 - Fidelity® MSCI Health Care Index ETF	Fidelity MSCI Health Care Index ETF-Default Return Before Taxes Past 1 year	Fidelity MSCI Health Care Index ETF-Default Return Before Taxes Past 5 years	Fidelity MSCI Health Care Index ETF-Default Return Before Taxes Since Inception		Fidelity MSCI Health Care Index ETF-Default After Taxes on Distributions Past 1 year	Fidelity MSCI Health Care Index ETF-Default After Taxes on Distributions Past 5 years	Fidelity MSCI Health Care Index ETF-Default After Taxes on Distributions Since Inception		Fidelity MSCI Health Care Index ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity MSCI Health Care Index ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity MSCI Health Care Index ETF-Default After Taxes on Distributions and Sales Since Inception		MC018 Past 1 year	MC018 Past 5 years	MC018 Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception
Total	21.94%	10.43%	13.49%	[1]	21.57%	9.99%	13.07%	[1]	13.21%	8.20%	10.87%	[1]	22.06%	10.54%	13.62%	[1]	31.49%	11.70%	12.75%	[1]

[1]	(a)From October 21, 2013